(Loss) Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss) Earnings Per Share
Basic (loss) earnings attributable to holders of common shares	$ (23,398)	$ 7,564	$ 369
Effect of dilutive securities:
Diluted (loss) earnings	$ (23,398)	$ 7,564	$ 369
Weighted average number of common shares outstanding - basic	14,811,118	14,779,302	14,779,302
Effect of dilutive securities:
Options	0	129,010	0
Weighted average number of common shares outstanding - diluted	14,811,118	14,908,312	14,779,302
(Loss) earnings per share - basic	$ (1.58)	$ 0.51	$ 0.03
(Loss) earnings per share - diluted	$ (1.58)	$ 0.51	$ 0.03